Related Parties	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Related Parties
30	Related parties

(a)	Directors’ and Officers’ compensation
The amounts paid to directors and officers for their roles as executives in 2021, 2020 and 2019 included in “Personnel expenses” are shown below:

	2021	2020	2019
Directors’ and officers’ compensation	(2,784)	(2,582)	(2,738)

Additionally, for the year ended December 31, 2021 the Company has accrued US$ 21 million as bonuses to directors and officers, which is included in “Personnel expenses”.

(b)	Officers’ Fund

	2021	2020
Other Assets	—	47
Personnel current liabilities	1,852	1,271
Personnel non-current liabilities	3,029	1,527

The Officers’ Fund Plan is administered by the Company through a limited liability entity (the “Officers’ Fund”) registered as an administered fund under the laws of the Cayman Islands.
Group employees were offered the opportunity to purchase quotas (limited number of units in Officers’ Fund available for participants to purchase) in the Officers’ Fund based on the discretion of the directors of the Officers’ Fund. With the payment of a contribution to the Officers’ Fund on the grant date, these employees are entitled to a cash benefit that is calculated by management based on defined financial metrics of the Group (e.g., DE – Distributable Earnings) with certain vesting conditions and financial hurdles. Each grant benefit is subject to graded vesting periods of 2 to 4 years. Upon vesting, the benefits are redeemable yearly at the option of the holder or mandatorily redeemed after two years. Should the employee cease to be eligible for the cash benefit (e.g., as a result of leaving the Group), all unvested benefits are paid based on the amount that was originally contributed to the Officers’ Fund Plan. For the year ended December 31, 2021, the Company has accrued US$ 2.2 million (2020: US$ 0.4m). No further quotas in the Officers’ Fund were granted during 2021.

(c)	Long-term investments
As described in notes 12(b) and 17(b), Patria Brazilian Private Equity III, Ltd. and Patria Brazil Real Estate Fund General Partner II, Ltd. have a related party (representing certain of the Group’s founding shareholders) holding a participating share that gives it the right to all returns on Patria Brazil Real Estate Fund II, L.P., and PBPE Fund III (Ontario), L.P., these investments are recorded under long-term investments with equivalent liabilities to the holder of the participating share. All contributions to these investment funds are made by the related party; distributions received are returned to the related party.

(d)	Carried interest allocation
As described in note 22(a), 35% of the performance fee receivable from PBPE Fund III (Ontario), L.P. is payable to the carried interest vehicle which is ultimately owned by the Group’s senior managing directors and employees.

(e)	Share based incentive plan
As described in note 27(d), the Company introduced a share based incentive plan to provide long-term incentives to certain employees, directors, and other eligible participants in exchange for their services.

(f)	Strategic Bonus
As described in note 15(c), the Group accrues for a Strategic Bonus in Chile that employees receive in exchange for long terms of service.

(g)	Lease commitments
Note 20(a) details lease payments made for various office premises, a portion of which were paid by Moneda to its related party entity that was excluded from the Moneda acquisition. The lease with the related party entity, Moneda III SpA (beneficially owned by Moneda’s former partners), commenced on December 1, 2021.

(h)	Building improvements
Amounts for building improvements included under property and equipment (note 13) includes US
$ 97
for services provided to MAGF by a related party (Constructor EG SpA which is partially owned by a related party of a partner in the Group) for the month and year ending December 31, 2021.

(i)	Professional services
Amounts for other liabilities (note 17) and administrative expenses (note 23) includes
US$ 2
for legal advisory services provided to MAGF by a related party (Barros and Errázuriz Abogados Limitada which is partially owned by a related legal advisory director of the Group) for the month and year ending December 31, 2021.